Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified				1 Months Ended	12 Months Ended					12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 20, 2012 Management Services	Dec. 31, 2012 Management Services	Dec. 31, 2011 Management Services	Dec. 31, 2010 Management Services	Dec. 31, 2012 Management Services Maximum	Dec. 31, 2011 Management Services Maximum	Dec. 31, 2006 Chief Executive Officer
Related Party Transaction [Line Items]
Consideration payment per consulting agreement								$ 15,000	$ 15,000
Consideration payment per consulting agreement, for the twelve months ending March 31, 2012					3,000
Consideration payment per consulting agreement, for the twelve months ending March 31, 2013					5,000
Consideration payment per consulting agreement, for the twelve months ending March 31, 2014					7,000
Consulting expense				7,800	5,303	2,217	231
Accrued professional fees	1,980	2,933	6,765		0	2,448	231
Restricted ordinary shares issued upon exercise of stock options										466,666
Full recourse note receivable received										$ 106
Interest on note										6.00%